New Standards and Interpretations Not Yet Effective - Additional Information (Detail) - Raizen Energia and Raizen Combustiveis [member]	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	R$ 4,000,000,000
Rights-of-use assets	5,000,000,000
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest in earnings of joint venture	2,000,000
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest in earnings of joint venture	R$ 2,500,000